Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
General and administrative expenses [Abstract]
Information Technology		€ 4,321		€ 3,862		€ 5,011	[1]
Occupancy, furniture and equipment expenses		1,727		1,724		1,693
Regulatory, Tax and Insurance		1,395	[1]	1,407	[1]	1,440
Professional services	[2]	924		977		1,142
Banking services and outsourced operations	[2]	946		967		969
Market Data and Research Services		347		376		421
Travel expenses		46		76		256
Marketing expenses		178		174		251
Other expenses	[3]	938		697		1,070
Total general and administrative expenses		€ 10,821		€ 10,259		€ 12,253

[1]	Includes bank levy of € 553 million in 2021, € 633 million in 2020 and € 622 million in 2019.
[2]	Prior years' comparatives aligned to presentation in the current year.
[3]	Includes litigation related expenses of € 466 million in 2021, € 158 million in 2020 and € 473 million in 2019. See Note 27 “Provisions”, for more details on litigation.